AAM Sawgrass U.S. Small Cap Quality Growth ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 7.6%
Acushnet Holdings Corporation	64	$4,645
Group 1 Automotive, Inc.	44	16,092
M/I Homes, Inc. (a)	100	16,683
Red Rock Resorts, Inc. - Class A	148	8,436
Texas Roadhouse, Inc.	68	11,873
		57,729

Energy - 6.3%
Archrock, Inc.	984	20,398
Dorian LPG, Ltd.	208	8,499
EQT Corporation	264	9,111
Permian Resources Corporation	636	9,756
		47,764

Financials - 7.2%
Bread Financial Holdings, Inc.	144	7,860
Donnelley Financial Solutions, Inc. (a)	76	5,128
FirstCash Holdings, Inc.	68	7,589
Kinsale Capital Group, Inc.	28	12,798
NMI Holdings, Inc. (a)	144	5,666
StoneX Group, Inc. (a)	152	12,668
Tiptree, Inc.	152	3,002
		54,711

Health Care - 26.0%(b)
ADMA Biologics, Inc. (a)	1,688	20,729
Amphastar Pharmaceuticals, Inc. (a)	88	3,830
Artivion, Inc. (a)	468	12,706
Catalyst Pharmaceuticals, Inc. (a)	220	3,793
CorVel Corporation (a)	64	19,635
Ensign Group, Inc.	140	19,705
Integer Holdings Corporation (a)	148	17,576
iRadimed Corporation	240	11,210
LeMaitre Vascular, Inc.	128	11,122
Medpace Holdings, Inc. (a)	48	18,361
Merit Medical Systems, Inc. (a)	40	3,412
National HealthCare Corporation	48	6,536
PetIQ, Inc. (a)	408	8,927
RadNet, Inc. (a)	300	17,925
UFP Technologies, Inc. (a)	68	21,868
		197,335

Industrials - 31.6%(b)
Allison Transmission Holdings, Inc.	128	11,340
Applied Industrial Technologies, Inc.	52	11,346
Arcosa, Inc.	52	4,831
Beacon Roofing Supply, Inc. (a)	52	5,346
Brink's Company	40	4,400
CBIZ, Inc. (a)	288	19,986
Comfort Systems USA, Inc.	56	18,616
CSW Industrials, Inc.	40	12,977
Curtiss-Wright Corporation	20	5,894
Enerpac Tool Group Corporation	132	5,306
Federal Signal Corporation	80	7,998
Franklin Electric Company, Inc.	56	5,971
GMS, Inc. (a)	52	5,004
Huron Consulting Group, Inc. (a)	92	10,121
ICF International, Inc.	40	5,884
Kadant, Inc.	12	4,218
Leonardo DRS, Inc. (a)	268	7,558
Mueller Industries, Inc.	296	20,997
Rush Enterprises, Inc. - Class A	72	3,673
Simpson Manufacturing Co., Inc.	36	6,915
Sterling Infrastructure, Inc. (a)	220	25,598
Tennant Company	56	6,031
Transcat, Inc. (a)	44	5,071
TriNet Group, Inc.	28	2,919
Verra Mobility Corporation (a)	636	19,163
WillScot Holdings Corporation (a)	64	2,624
		239,787

Information Technology - 20.3%
Advanced Energy Industries, Inc.	72	8,379
AvePoint, Inc. (a)	692	7,543
CommVault Systems, Inc. (a)	132	20,176
ePlus, Inc. (a)	112	10,295
Insight Enterprises, Inc. (a)	28	6,286
InterDigital, Inc.	52	6,384
Progress Software Corporation	264	15,418
Qualys, Inc. (a)	88	13,124
Red Violet, Inc. (a)	140	3,606
SPS Commerce, Inc. (a)	84	18,095
Super Micro Computer, Inc. (a)	16	11,226
Varonis Systems, Inc. (a)	416	22,934
Veeco Instruments, Inc. (a)	256	10,601
		154,067

Materials - 0.7%
Eagle Materials, Inc.	20	5,446
TOTAL COMMON STOCKS (Cost $755,853)		756,839

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.23% (c)	2,147	2,147
TOTAL SHORT-TERM INVESTMENTS (Cost $2,147)		2,147

TOTAL INVESTMENTS - 100.0% (Cost $758,000)		758,986
TOTAL NET ASSETS - 100.0%		$758,986

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

AAM Sawgrass U.S. Small Cap Quality Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$756,839	$–	$–	$756,839
Money Market Funds	2,147	–	–	2,147
Total Investments	$758,986	$–	$–	$758,986

Refer to the Schedule of Investments for further disaggregation of investment categories.